Investments in Associates (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Investments in Associates [Abstract]
Schedule of investments in associated companies equity method
	Country of incorporation	Ownership
		30 June 2022	31 December 2021

Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Schedule of movement on investments in associates
	30 June 2022	31 December 2021
	USD ’000	USD ’000

Opening balance	5,693	11,583
Opening balance adjustments for hyperinflation and effect of movements in exchange rates recognised in other comprehensive income	120	1,358
Adjusted opening balance	5,813	12,941

Share of associated companies’ financial results	(24)	(227)
Investment properties fair value adjustment	-	(7,021)
Share of loss from associates	(24)	(7,248)
Ending balance	5,789	5,693

Schedule of financial statements to the change in the price used for the valuation of the investment properties
		Impact on interim condensed consolidated statement of income for the change in price per square meter
	%	Increase	Decrease
		USD ’000	USD ’000

30 June 2022	+/- 20	1,139	(1,139)
30 June 2021	+/- 20	3,796	(3,796)